UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:       811-8255

Exact name of registrant
  as specified in charger:                The World Funds, Inc.

Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                 Thomas S. Harman, Esq.
                                        Morgan,Lewis, Bockius
                                        1111 Pennsuylvania Avenue, Northwest
                                        Washington, D.C. 20004



Registrant's telephone number,
      including area code:                (800) 527-9525

Date of fiscal year end:                  June 30th

Date of reporting period:                 December 31st


Item #1.  Reports to Stockholders.

REMS Real Estate Value-Opportunity Fund
Fund Expenses (unaudited)
Fund Expenses Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2005 and held for the six months ended December 31, 2005.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                             Expenses Paid During
                                         Beginning Account  Ending Account         Period*
                                               Value             Value       July 1, 2005 through
                                           July 1, 2005    December 31, 2005  December 31, 2005
-------------------------------------------------------------------------------------------------
Actual                                        $1,000           $1,023.70            $13.98
-------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000           $1,011.30            $13.89

* Expenses are equal to the Fund's annualized expense ratio of 2.74%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

                                      1

                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                       PORTFOLIO HOLDINGS SUMMARY TABLE
                               December 31, 2005
                                  (Unaudited)

                                                  % of
          Security Type/ Industry              Net Assets    Value
          -----------------------              ---------- -----------
          LONG POSITIONS:
          COMMON STOCKS
             Apartments                           14.37%  $ 6,118,150
             Healthcare                            1.01%      431,205
             Hotels                                8.33%    3,544,668
             Office/Central Business District      3.21%    1,368,324
             Office/Suburban                      10.03%    4,271,297
             Paper & Related Products              2.29%      974,333
             Realty/Diversified                    9.64%    4,104,287
             Regional Malls                        2.71%    1,153,700
             REITS/Office Properties               3.58%    1,523,644
             Shopping Centers                     14.23%    6,057,676
             Transportation                        3.15%    1,338,892
          PREFERRED STOCKS
             Apartments                            1.98%      842,355
             Healthcare                            0.82%      348,174
             Hotels                                2.73%    1,161,458
             Mortgage                              1.22%      520,470
             Net Lease                             0.93%      394,800
             Office/Central Business District      1.02%      435,787
             Office/Suburban                       2.58%    1,097,178
             Realty/Diversified                    7.68%    3,269,763
             Regional Malls                        2.54%    1,080,580
             REITS/Office Properties               3.84%    1,636,090
             Self Storage                          1.26%      536,106
             Shopping Centers                      4.38%    1,864,440
                                                 ------   -----------
          TOTAL LONG POSITIONS:                  103.53%   44,073,377
          SECURITIES SOLD SHORT:
          COMMON STOCK
             Building/Residential                 -1.00%     (425,187)
             Exchange traded fund                 -6.00%   (2,554,980)
             Financial                            -0.49%     (208,199)
             Mortgage                             -1.38%     (586,842)
             Real Estate Management               -0.50%     (214,448)
             Regional Malls                       -1.01%     (432,308)
                                                 ------   -----------
          TOTAL SECURITIES SOLD SHORT:           -10.38%   (4,421,964)

          TOTAL INVESTMENTS                       93.15%  $39,651,413
          OTHER ASSETS, NET OF LIABILITIES         6.85%    2,917,886
                                                 ------   -----------
          NET ASSETS                             100.00%  $42,569,299
                                                 ======   ===========


                                      2

                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 2005
                                  (Unaudited)

         Number                                               Market
         of Shares Security Description                       Value
         --------- --------------------                     ----------

                   LONG POSITIONS

                   COMMON STOCKS                     72.55%

                   APARTMENTS:                       14.37%
           37,900  AMERICAN CAMPUS                          $  939,920
           62,800  BOARDWALK EQUITIES                        1,141,478
           21,300  BRE PROPERTIES CLASS A                      968,724
           15,900  CAMDEN PROPERT TRUST**                      920,928
           16,200  HOME PROPERTIES, INC                        660,960
           37,200  POST PROPERTIES**                         1,486,140
                                                            ----------
                                                             6,118,150
                                                            ----------

                   HEALTHCARE:                        1.01%
           25,500  SENIOR HOUSING PROPERTY                     431,205
                                                            ----------

                   HOTELS:                            8.33%
          111,000  BOYKIN LODGING*                           1,356,420
           86,100  HIGHLAND HOSPITALITY                        951,405
           51,300  HILTON                                    1,236,843
                                                            ----------
                                                             3,544,668
                                                            ----------

                   OFFICE/CENTRAL BUSINESS DISTRICT:  3.21%
           59,700  TRIZEC PROPERTIES**                       1,368,324
                                                            ----------

                   OFFICE/SUBURBAN:                  10.03%
           34,300  ARDEN REALTY, INC.                        1,537,669
           38,600  CARR AMERICA                              1,336,718
           32,600  LIBERTY PROPERTY TRUST**                  1,396,910
                                                            ----------
                                                             4,271,297
                                                            ----------

                   PAPER & RELATED PRODUCTS:          2.29%
           24,450  RAYONIER, INC.**                            974,333
                                                            ----------

                                      3

         Number                                               Market
         of Shares Security Description                       Value
         --------- --------------------                     -----------

                   REALTY/DIVERSIFIED:                9.64%
          54,600   CRESCENT REAL ESTATE                     $ 1,082,172
          26,800   DUKE REALTY                                  895,120
          24,123   I STAR FINANCIAL                             859,985
          98,600   SIZELER PROPERTIES                         1,267,010
                                                            -----------
                                                              4,104,287
                                                            -----------

                   REGIONAL MALLS:                    2.71%
          33,200   TAUBMAN CENTERS, INC**                     1,153,700
                                                            -----------

                   REITS/OFFICE PROPERTY:             3.58%
          31,000   ALLIED PROPERTIES REAL ESTATE                450,721
          51,100   GOVERNMENT PROPERTIES                        476,763
          13,800   MACK-CALI REALTY CORP                        596,160
                                                            -----------
                                                              1,523,644
                                                            -----------

                   SHOPPING CENTERS:                 14.23%
          45,200   ACADIA REALTY TRUST                          906,260
          88,400   KITE REALTY GROUP**                        1,367,548
          49,200   RAMCO-GERSHENSON PROPERTIES**              1,311,180
          38,100   TANGER FACTORY OUTLET                      1,094,994
          57,700   URSTADT BIDDLE PROPERTIES
                     SERIES A                                   935,317
          11,700   WEINGARTEN REALTY                            442,377
                                                            -----------
                                                              6,057,676
                                                            -----------

                   TRANSPORTATION:                    3.15%
          31,600   FLORIDA EAST COAST                         1,338,892
                                                            -----------

                   TOTAL COMMON STOCKS
                   (Cost $24,924,346)                       $30,886,176
                                                            -----------

                   PREFERRED STOCK:                  30.98%

                   APARTMENTS:                        1.98%
          19,300   APT INVESTMENT MANAGEMENT,
                     SERIES Y, 7.875%                           484,430
          13,900   MID-AMERICAN, SERIES H, 8.30%                357,925
                                                            -----------
                                                                842,355
                                                            -----------

                   HEALTHCARE:                        0.82%
          13,800   HEALTHCARE RIT SERIES D, 7.875%**            348,174
                                                            -----------

                                      4

        Number                                                 Market
        of Shares Security Description                         Value
        --------- --------------------                       ----------

                  HOTELS:                              2.73%
         16,300   FELCOR LODGING SERIES A**                  $  385,088
         17,100   SUNSTONE HOTEL SERIES A, 8.00%                430,920
         14,100   WINSTON HOTELS SERIES B, 8.00%**              345,450
                                                             ----------
                                                              1,161,458
                                                             ----------

                  MORTGAGE:                            1.22%
         11,800   ANNALLY MORTGAGE SERIES A, 7.875%             286,740
          9,800   MFA MORTGAGE INVESTMENT SERIES A,
                    8.50%**                                     233,730
                                                             ----------
                                                                520,470
                                                             ----------

                  NET LEASE:                           0.93%
         18,800   TRUSTSTREET SERIES A, 7.72%                   394,800
                                                             ----------

                  OFFICE/CENTRAL BUSINESS DISTRICT:    1.02%
         17,300   SL GREEN REALTY SERIES C, 7.625%              435,787
                                                             ----------

                  OFFICE/SUBURBAN:                     2.58%
         16,900   ALEXANDRA REAL ESTATE C, 8.375%               436,865
         13,300   KILROY REALTY SERIES F, 7.50%**               327,180
         13,100   PS BUSINESS PS SERIES F, 8.75%**              333,133
                                                             ----------
                                                              1,097,178
                                                             ----------

                  REALTY/DIVERSIFIED:                  7.68%
          8,600   COLONIAL PROPERTIES SERIES D,
                    8.125%**                                    220,590
         17,500   COLONIAL PROPERTIES SERIES E, 7.62%           427,525
         16,700   COUSINS PROPERTIES SERIES A, 7.75%**          430,025
         19,400   CRESCENT REAL ESTATE SERIES A,
                    6.75%**                                     414,675
         17,600   DUKE REALTY SERIES L, 6.60%**                 426,272
         10,300   ISTAR FINANCIAL SERIES D, 8.00**              258,736
         14,000   ISTAR FINANCIAL SERIES G, 7.65%**             345,520
         13,600   LEXINGTON CORPORATE PROPERTIES
                    TRUST SERIES B, 8.05%**                     345,032
         15,600   SIZELER PROPERTIES SERIES B, 9.75%**          401,388
                                                             ----------
                                                              3,269,763
                                                             ----------

                                      5

        Number                                                 Market
        of Shares Security Description                         Value
        --------- --------------------                       -----------

                  REGIONAL MALLS:                      2.54%
         13,700   CBL & ASSOCIATES SERIES C, 7.75%**         $   346,610
          3,800   SIMON PROPERTY GROUP SERIES G,
                    7.89%                                        194,902
         11,300   TAUBMAN CENTER SERIES A, 8.30%                 286,568
         10,000   TAUBMAN CENTERS, INC SERIES G, 8.00%           252,500
                                                             -----------
                                                               1,080,580
                                                             -----------

                  REITS/OFFICE PROPERTY:               3.84%
         26,200   MAGUIRE PROPERTIES SERIES A,
                    7.625%**                                     641,900
          7,982   GLENBOROUGH SERIES A, 7.75%                    201,146
         14,291   HIGHWOODS PROPERTIES INC SERIES B,
                    8.00%**                                      358,704
         17,100   BRANDYWINE REALTY TRUST SERIES C,
                    7.50%                                        434,340
                                                             -----------
                                                               1,636,090
                                                             -----------

                  SELF STORAGE:                        1.26%
         19,375   PUBLIC STORAGE SERIES A, 6.125%**              536,106
                                                             -----------

                  SHOPPING CENTERS:                    4.38%
          8,600   DEVELOPERS DIVERSIFIED REALTY
                    CORP SERIES G, 8.00%                         220,590
         15,500   DEVELOPERS DIVERSIFIED REALTY
                    CORP SERIES H, 7.375%                        385,950
         16,000   SAUL CENTERS SERIES A, 8.00%**                 409,600
         17,300   TANGER FACTORY OUTLET SERIES C,
                    7.50%***                                     432,500
         16,800   URSTADT BIDDLE PROPERTIES SERIES D,
                    7.50%                                        415,800
                                                             -----------
                                                               1,864,440
                                                             -----------

                  TOTAL PREFERRED STOCKS
                  (Cost $13,152,428)                          13,187,201
                                                             -----------

                  TOTAL LONG POSITIONS
                  (Cost $38,076,774)                          44,073,377
                                                             -----------

                                      6

        Number                                                Market
        of Shares Security Description                        Value
        --------- --------------------                     -----------

                  SECURITIES SOLD SHORT            -10.38%

                  COMMON STOCK                     -10.38%

                  BUILDING/RESIDENTIAL:             -1.00%
        (11,900)  DR HORTON, INC.                          $  (425,187)
                                                           -----------

                  EXCHANGE TRADED FUND:             -6.00%
        (19,400)  ISHARES DOW JONES U.S. REAL
                    ESTATE INDEX FUND                       (1,245,480)
        (19,400)  STREETTRACKS DOW JONES WILSHIRE
                    REIT ETF FUND                           (1,309,500)
                                                           -----------
                                                            (2,554,980)
                                                           -----------

                  FINANCIAL:                        -0.49%
         (3,700)  CORUS BANKSHARES, INC.                      (208,199)
                                                           -----------

                  MORTGAGE:                         -1.38%
         (4,700)  ACCREDITED HOME LENDING*                    (233,026)
        (37,600)  IMPAC MORTGAGE HOLDINGS                     (353,816)
                                                           -----------
                                                              (586,842)
                                                           -----------

                  REAL ESTATE MANAGEMENT:           -0.50%
        (10,400)  TARRAGON REALTY*                            (214,448)
                                                           -----------

                  REGIONAL MALLS:                   -1.01%
         (9,200)  GENERAL GROWTH                              (432,308)
                                                           -----------

                  TOTAL SECURITIES SOLD SHORT
                  (proceeds $4,181,932)                     (4,421,964)
                                                           -----------

                  NET INVESTMENTS IN SECURITIES
                  (Cost: $38,076,774)               93.15% $39,651,413
                  Other assets, net of liabilities   6.85%   2,917,886
                                                   ------  -----------

                  NET ASSETS                       100.00% $42,569,299
                                                   ======  ===========

*  Non-income producing

** All or a portion of position is segregated as collateral for securities sold short. The segregated market value of collateral is $18,276,857.

See Notes to Financial Statements

                                      7

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $38,076,774) (Note 1)                        $44,073,377
 Deposits with brokers for securities sold short                                         4,518,093
 Cash                                                                                      751,018
 Receivable from broker                                                                     75,194
 Dividends receivable                                                                      246,873
 Receivable for capital stock sold                                                         186,039
 Interest receivable                                                                        13,471
                                                                                       -----------
   TOTAL ASSETS                                                                         49,864,065
                                                                                       -----------
LIABILITIES
 Securities sold short (proceeds $4,181,932)                                             4,421,964
 Payable for securities purchased                                                        1,293,338
 Payable for capital stock redeemed                                                          1,590
 Payable for income and capital gain distributions declared                              1,462,847
 Accrued management fees                                                                    75,770
 Other accrued expenses                                                                     39,257
                                                                                       -----------
   TOTAL LIABILITIES                                                                     7,294,766
                                                                                       -----------

NET ASSETS                                                                             $42,569,299
                                                                                       ===========
Net Assets Consist of:
 Paid-in-capital applicable to 3,036,640 $0.01 par value shares of beneficial interest
   outstanding; 50,000,000 shares authorized                                           $38,327,462
 Undistributed net investment loss                                                        (922,810)
 Accumulated net realized gain (loss) on investments                                      (591,924)
 Net unrealized appreciation on investments                                              5,996,603
 Net unrealized depreciation on investments sold short                                    (240,032)
                                                                                       -----------
 Net Assets                                                                            $42,569,299
                                                                                       ===========
NET ASSET VALUE PER SHARE ($42,569,299/3,036,640 shares outstanding)                   $     14.02
                                                                                       ===========

See Notes to Financial Statements

                                      8

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS

Six Months Ended December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income
 Dividend                                                                       $1,272,480
 Interest                                                                           74,126
                                                                                ----------
   Total investment income                                                                 $1,346,606
                                                                                           ----------

EXPENSES
 Investment advisory fees (Note 2)                                                 263,604
 Recordkeeping and administrative services (Note 2)                                 22,807
 Accounting fees (Note 2)                                                           17,295
 Transfer agent fees (Note 2)                                                       16,305
 Custody fees                                                                        7,144
 Legal and audit fees                                                               71,285
 Registration fees                                                                  17,335
 Shareholder servicing and reports                                                   6,427
 Directors fee                                                                      16,922
 Insurance                                                                          20,518
 Dividend expense                                                                   76,859
 Interest expense                                                                   45,307
 Miscellaneous                                                                      23,451
                                                                                ----------
   Total expenses                                                                             605,259
 Fees paid indirectly (Note 6)                                                                (19,511)
                                                                                           ----------
   Net expenses                                                                               585,748
                                                                                           ----------
 Net investment income                                                                        760,858
                                                                                           ----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on investments                                                    1,294,160
 Net increase (decrease) in unrealized appreciation/depreciation on investments              (968,608)
                                                                                           ----------
 Net gain (loss) on investments                                                               325,552
                                                                                           ----------
 Increase (decrease) in net assets from operations                                         $1,086,410
                                                                                           ==========

See Notes to Financial Statements

                                      9

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Six months ended
                                                                      December 31, 2005  Year ended
                                                                         (unaudited)    June 30, 2005
                                                                      ----------------- -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net investment income (loss)                                            $   760,858    $    524,228
 Net realized gain (loss) on investments                                   1,294,160       2,328,948
 Change in unrealized appreciation/depreciation of
   investments                                                              (968,608)      3,917,475
                                                                         -----------    ------------
 Increase (decrease) in net assets from operations                         1,086,410       6,770,651
                                                                         -----------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                                      (756,049)       (927,609)
 Net realized gain on investments                                         (4,571,178)     (1,790,939)
 Return of capital                                                                --        (618,647)
                                                                         -----------    ------------
 Decrease in net assets from distributions                                (5,327,227)     (3,337,195)
                                                                         -----------    ------------

CAPITAL SHARE TRANSACTIONS (Note 5)
 Shares sold                                                               9,051,522      29,923,247
 Distributions reinvested                                                  3,773,305       1,587,105
 Shares redeemed                                                          (8,989,101)    (16,519,613)
                                                                         -----------    ------------
 Increase (decrease) in net assets from capital share transactions         3,835,726      14,990,739
                                                                         -----------    ------------

NET ASSETS
 Increase (decrease) during period                                          (405,091)     18,424,195
 Beginning of period                                                      42,974,390      24,550,195
                                                                         -----------    ------------
NET ASSETS at the end of the period
  (including undistributed net investment income/(loss) of $(922,810)
  and $523,586, respectively)                                            $42,569,299    $ 42,974,390
                                                                         ===========    ============

See Notes to Financial Statements

                                      10

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS

Six months ended December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Increase/(Decrease) in Cash
Cash flows from operating activities:
   Net increase in net assets from operations                                                  $  1,086,410
   Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
       Purchase of investment securities                                                        (23,993,082)
       Proceeds from disposition of investment securities                                        34,049,643
       Decrease in receivables for securities sold                                                  709,635
       Increase in receivable from broker                                                           (17,352)
       Decrease in dividends and interest receivable                                                 26,548
       Decrease in prepaid assets                                                                    11,284
       Decrease in securities sold short                                                         (3,710,220)
       Increase in payable for securities purchased                                                 422,370
       Decrease in due to custodian                                                                  (7,623)
       Decrease in interest/dividend payable                                                         (2,380)
       Increase in restricted cash                                                                 (271,566)
       Increase in accrued expenses                                                                  41,430
       Unrealized appreciation on securities                                                     (1,475,777)
       Net realized gain from investments and foreign currency transactions                      (1,077,184)
                                                                                               ------------
   Net cash derived from operating activities:                                                    5,792,136
                                                                                               ------------

Cash flows from financing activities:
   Proceeds from shares sold                                                                      9,051,522
   Payments on shares redeemed                                                                   (8,989,101)
   Cash distributions paid                                                                       (4,953,922)
                                                                                               ------------
   Net cash used in financing activities                                                         (4,891,501)
                                                                                               ------------
Net increase in cash                                                                                900,635

Cash:
   Beginning balance                                                                               (149,617)
                                                                                               ------------
   Ending balance                                                                              $    751,018
                                                                                               ============

See Notes to Financial Statements.

                                      11

REMS REAL ESTATE VALUE-OPPORTUNITY FUND*
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                 Six months ended  Year ended Year ended Period ended
                                                 December 31, 2005  June 30,   June 30,    June 30,
                                                    (unaudited)       2005       2004      2003/1/
                                                 ----------------- ---------- ---------- ------------
Net asset value, beginning of period                  $ 15.50       $ 14.14    $ 12.75     $ 12.00
Investment activities
 Net investment income                                   0.25          0.31       0.18        0.23
 Net realized and unrealized gain on investments         0.02          2.34       2.08        0.76
                                                      -------       -------    -------     -------
 Total from investment activities                        0.27          2.65       2.26        0.99
                                                      -------       -------    -------     -------
Distributions:
 Net investment income                                  (0.24)        (0.35)     (0.29)      (0.24)
 Realized gains                                         (1.51)        (0.70)     (0.39)         --
 Return of capital                                         --         (0.24)     (0.19)         --
                                                      -------       -------    -------     -------
Total Distributions                                     (1.75)        (1.29)     (0.87)      (0.24)
                                                      -------       -------    -------     -------
 Net asset value, end of period                       $ 14.02       $ 15.50    $ 14.14     $ 12.75
                                                      =======       =======    =======     =======
Ratios/Supplemental Data
Total Return                                             2.37%        19.26%     18.07%       8.37%
                                                      =======       =======    =======     =======
Ratio to average net assets/(A)/
 Expenses/(B)/                                           2.74%**       2.73%      3.26%       2.88%**
 Net investment income                                   3.56%**       1.35%      1.30%       3.42%**
Portfolio turnover rate                                 57.07%        45.00%     84.00%      27.00%
 Net assets, end of period (000's)                    $42,569       $42,974    $24,550     $22,396

* Formerly known as Hillview/REMS Leveraged REIT fund. Name change effective on October 28, 2004.
**Annualized

/(1)/Commencement of operations was December 16, 2002.

/(A)/Fee waivers, reimbursements and fees paid indirectly reduced the expense ratio and increased net investment income ratio by 0.09% for the six months ended December 31, 2005, 0.56% for the year ended June 30, 2005, 0.16% for the year ended June 30, 2004 and 0.77% for the period ended June 30, 2003.

/(B)/Expense ratio reflects the effect of fee waivers, reimbursements and fees paid indirectly.

See Notes to Financial Statements

                                      12

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS

December 31, 2005 (unaudited)
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The REMS Real Estate Value-Opportunity Fund (the "Fund"), formerly known as the Hillview/REMS Leveraged REIT fund; name change effective on October 28, 2004, is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established on December 16, 2002 originally as a series of Hillview Investment Trust II. Effective November 25, 2005, the Fund was reorganized as a series of TWF under the Agreement and Plan of Reorganization (the "Plan") approved at a special meeting of the shareholders held on November 17, 2005 (see Note 7 for further discussion). TWF has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. The Fund maintains its financial statements, information and performance history in accordance with the Plan.

      The investment objective of the Fund is to achieve long-term growth and current income. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of companies principally engaged in the real estate industry and other real estate related investments including real estate investment trusts ("REITs") and real estate operating companies.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sales are reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      Federal Income Taxes The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      Security Transactions and Income Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined on a specific identification basis.

                                      13

      Cash, Cash Equivalents and Restricted Cash Cash and cash equivalents consist of overnight deposits with the custodian bank which earns interest at the current market rate.

      The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. All are in the custody of the prime broker. Such cash balances include amounts of "restricted cash" consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate.

      Substantially all of the Fund's cash and securities are either held as collateral by the prime broker against margin obligations or are deposited with the prime broker for safekeeping. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund's investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted on a timely basis. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

      Accounting Estimates In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Real Estate Investments Trust Securities The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

      Foreign Currency Values of investments denominated in foreign currencies are converted in to U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments as appropriate. Foreign securities and currency transactions may involve certain consideration and risks not typically associated with those of domestic origin.

      Reclassifications Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended December 31, 2005, there were no such reclassifications.

      Short Sales A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker

                                      14

and cash securities deposited in a segregated account with the Fund's custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. At December 31, 2005, the value of securities sold short amounted to $4,421,964 against which collateral of $18,276,857 was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Portfolio of Investments.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group ("REMS"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. For the six months ended December 31, 2005, the Advisor earned and received fees of $263,604.

      Effective November 25, 2005, Commonwealth Shareholder Services ("CSS") became the Fund's Administrative Agent. As provided in the Administrative Agreement, the Fund reimburses CSS for providing shareholder services, record-keeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .10% of average daily net assets. For the period ended December 31, 2005, CSS received $3,584.

      Effective November 25, 2005, First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the period ended December 31, 2005, no underwriting fees were received by FDCC in connection with the distribution of the Fund's shares. A 2% redemption fee is charged for certain redemptions made within seven (7) days after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. For the period ended December 31, 2005, there were no redemption fees received by the Fund.

      Effective November 25, 2005, Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $1,818 for its services for the period ended December 31, 2005.

      Effective November 25, 2005, Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $2,887 for its services for the year ended December 31, 2005.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of CFA, CSS, FDCC and FSI.

                                      15

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended December 31, 2005, aggregated $23,993,082 and $34,049,643, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of wash sales, income from passive foreign investment companies and real estate investment trusts.

      The tax character of distributions paid during the six months ended December 31, 2005 and the year ended June 30, 2005 were as follows:

                                     Six Months Ended   Year Ended
                                     December 31, 2005 June 30, 2005
                                     ----------------- -------------
            Distributions paid from:
             Ordinary income            $  756,049      $  927,609
             Realized gain               4,571,178       1,790,939
             Return of capital                  --         618,647
                                        ----------      ----------
             Total                      $5,327,227      $3,337,195
                                        ==========      ==========

      The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies and Real Estate Investment Trusts adjustments.

      Cost for Federal Income tax purpose is $38,076,774 and net unrealized appreciation consists of :

                   Gross unrealized appreciation $6,225,832
                   Gross unrealized depreciation   (469,261)
                                                 ----------
                   Net unrealized appreciation   $5,756,571
                                                 ==========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                            Six Months Ended
                           December 31, 2005           Year Ended
                              (unaudited)             June 30, 2005
                         ---------------------  ------------------------
                          Shares      Value       Shares        Value
                         --------  -----------  ----------  ------------
       Shares sold        577,062  $ 9,051,522   2,052,076  $ 29,923,247
       Shares reinvested  267,685    3,773,305     106,207     1,587,105
       Shares redeemed   (579,833)  (8,989,101) (1,122,386)  (16,519,613)
                         --------  -----------  ----------  ------------
       Net increase       264,914  $ 3,835,726     859,149  $ 10,158,677
                         ========  ===========  ==========  ============

                                      16

NOTE 6 - COMMISSION RECAPTURE AGREEMENT

      The Fund entered into an agreement with Fidelity Capital Markets ("FCM"), a brokerage services provider, on June 14, 2004, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. For the six months ended December 31, 2005, the Fund received and used $19,511 to offset operating expenses.

NOTE 7 - SPECIAL MEETING OF SHAREHOLDERS

      A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on November 17, 2005. This Special Meeting was called to approve an Agreement and Plan of Reorganization (the "Plan") providing for the transfer of all of the assets and liabilities of the Hillview REMS Real Estate Value--Opportunity Fund (the "Hillview Fund") to the REMS Real Estate Value--Opportunity Fund (the "Fund"), a corresponding series of The World Funds, Inc. ("TWF"). The Fund is a new series of TWF created solely for the purposes of this reorganization. The number of shares voting for approval was 1,561,221 (100%); no shares voted against approval and no shares abstained. The reorganization was completed on November 25, 2005 at which time the Fund adopted as its own the financials, information and performance history of the Hillview Fund.

                                      17

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Supplemental Information

(unaudited)
--------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

      At a meeting of the Board of Directors held on November 1, 2005, the Board of directors of the company, including the directors of the Company who are not "interested persons" of the company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and Real Estate Management Services Group, LLC (the "Advisor").

      With respect to the approval of the Advisory Agreement, the Board considered the following factors: (i) the terms and conditions of the Advisory Agreement' (ii) the proposed fees; (iii) the nature, quality and extent of the services to be provided under the Advisory Agreement; (iv) information concerning the Advisor, including information on the qualifications and experience of the investment manager; (v) information on the profitability of the Advisor; (vi) the code of ethics, proxy voting policies and written compliance procedures of the Advisor; (vii) comparative industry data on the performance, fee levels and expense ratios of the Fund and its competitors.

      After consideration of all of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees that were fair and reasonable to the Fund. The directors, including a majority of the Independent Directors of the Company, unanimously approved the Advisory Agreement.

                                      18

Investment Advisor:

   Real Estate Management Services Group
     1100 Fifth Ave South, Suite 301
     Naples, FL 34102

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, VA 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the REMS Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free. Fund information also available online at theworldfunds.com


                      Semi-Annual Report to Shareholders

                               REMS REAL ESTATE
                            VALUE-OPPORTUNITY FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                           For the Six Months Ended
                               December 31, 2005
                                  (unaudited)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: March 13,2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Financial Officer

Date: March 13,2006